Summary of Significant Accounting Policies - Schedule of Customer Accounts Receivable and Contract Assets (Details) - Accounts receivable and contract assets - Concentration of Credit Risk - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Risk and Uncertainties
Accounts receivable and contract Assets	¥ 413,042	¥ 520,095
Concentration Risk, Percentage	29.49%	42.30%
Customer A
Significant Risk and Uncertainties
Accounts receivable and contract Assets	¥ 93,947	¥ 78,775
Concentration Risk, Percentage	6.71%	6.41%
Customer B
Significant Risk and Uncertainties
Accounts receivable and contract Assets	¥ 21,952	¥ 151,033
Concentration Risk, Percentage	1.57%	12.28%
Customer C
Significant Risk and Uncertainties
Accounts receivable and contract Assets	¥ 128,749	¥ 232,259
Concentration Risk, Percentage	9.19%	18.89%
Customer D
Significant Risk and Uncertainties
Accounts receivable and contract Assets	¥ 168,394	¥ 58,028
Concentration Risk, Percentage	12.02%	4.72%